INCOME TAX PAYABLE AND DEFERRED INCOME TAX ASSETS/LIABILITIES - Maturities of estimated tax carryforward (Details) $ in Thousands	Dec. 31, 2024 ARS ($)
DEFERRED INCOME TAX ASSETS/LIABILITIES
Tax carryforward	$ 145,360,000
Telecom | 2023
DEFERRED INCOME TAX ASSETS/LIABILITIES
Tax carryforward	55,707,000
Micro Sistemas | 2024
DEFERRED INCOME TAX ASSETS/LIABILITIES
Tax carryforward	62,362,000
Micro Sistemas | 2021
DEFERRED INCOME TAX ASSETS/LIABILITIES
Tax carryforward	293,000
Micro Sistemas | 2022
DEFERRED INCOME TAX ASSETS/LIABILITIES
Tax carryforward	4,176,000
Micro Sistemas | 2023
DEFERRED INCOME TAX ASSETS/LIABILITIES
Tax carryforward	21,522,000
Ubiquo | 2022
DEFERRED INCOME TAX ASSETS/LIABILITIES
Tax carryforward	295,000
Ubiquo | 2023
DEFERRED INCOME TAX ASSETS/LIABILITIES
Tax carryforward	70,000
PEM | 2024
DEFERRED INCOME TAX ASSETS/LIABILITIES
Tax carryforward	35,000
Manda | 2023
DEFERRED INCOME TAX ASSETS/LIABILITIES
Tax carryforward	479,000
AVC | 2024
DEFERRED INCOME TAX ASSETS/LIABILITIES
Tax carryforward	87,000
AVC | 2021
DEFERRED INCOME TAX ASSETS/LIABILITIES
Tax carryforward	4,000
AVC | 2022
DEFERRED INCOME TAX ASSETS/LIABILITIES
Tax carryforward	45,000
AVC | 2023
DEFERRED INCOME TAX ASSETS/LIABILITIES
Tax carryforward	159,000
Cable Imagen | 2024
DEFERRED INCOME TAX ASSETS/LIABILITIES
Tax carryforward	38,000
Cable Imagen | 2021
DEFERRED INCOME TAX ASSETS/LIABILITIES
Tax carryforward	7,000
Cable Imagen | 2022
DEFERRED INCOME TAX ASSETS/LIABILITIES
Tax carryforward	20,000
Cable Imagen | 2023
DEFERRED INCOME TAX ASSETS/LIABILITIES
Tax carryforward	61,000
Telecom Argentinas
DEFERRED INCOME TAX ASSETS/LIABILITIES
Carryforwards not recognized	420,000
Tax carryforward	145,360,000
Telecom Argentinas | Tax carryforward
DEFERRED INCOME TAX ASSETS/LIABILITIES
Deferred tax asset from tax loss carryforward	$ (50,689,000)